Allowance for Loan Losses	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Allowance for Loan Losses

Note 4 - Allowance for Loan Losses

Changes in the allowance for loan losses for the years ended December 31, 2014, 2013 and 2012 are presented below:

Commercial	2014	2013	2012
	(dollars in thousands)
Balance, beginning of year	$2,665	$2,791	$2,904
Provision (recovery) charged to operations	(302)	784	985
Charge-offs	(749)	(1,005)	(1,167)
Recoveries	102	96	69

Net (charge-offs)	(647)	(909)	(1,098)

Other	—	(1)	—

Balance, end of year	$1,716	$2,665	$2,791

Non-Commercial	2014	2013	2012
	(dollars in thousands)
Balance, beginning of year	$2,430	$4,010	$3,911
Provision (recovery) charged to operations	(87)	(756)	847
Charge-offs	(482)	(966)	(824)
Recoveries	161	146	76

Net (charge-offs)	(321)	(820)	(748)

Other	—	(4)	—

Balance, end of year	$2,022	$2,430	$4,010

Total	2014	2013	2012
	(dollars in thousands)
Balance, beginning of year	$5,095	$6,801	$6,815
Provision (recovery) charged to operations	(389)	28	1,832
Charge-offs	(1,231)	(1,971)	(1,991)
Recoveries	263	242	145

Net (charge-offs)	(968)	(1,729)	(1,846)

Other	—	(5)	—

Balance, end of year	$3,738	$5,095	$6,801

The following table shows period-end loans and reserve balances by loan segment both individually and collectively evaluated for impairment at December 31, 2014 and 2013:

December 31, 2014

	Individually Evaluated		Collectively Evaluated		Total
	Reserve	Loans	Reserve	Loans	Reserve	Loans
	(dollars in thousands)
Commercial	$179	$2,125	$1,537	$160,172	$1,716	$162,297
Non-Commercial	277	5,436	1,745	143,120	2,022	148,556

Total	$456	$7,561	$3,282	$303,292	$3,738	$310,853

December 31, 2013

	Individually Evaluated		Collectively Evaluated		Total
	Reserve	Loans	Reserve	Loans	Reserve	Loans
	(dollars in thousands)
Commercial	$1,519	$8,700	$1,146	$152,241	$2,665	$160,941
Non-Commercial	868	8,853	1,562	137,554	2,430	146,407

Total	$2,387	$17,553	$2,708	$289,795	$5,095	$307,348

Note 4 - Allowance for Loan Losses (Continued)

The Company made two changes made to the allowance for loan loss general reserve during 2014. First, the process of assigning the probability of default to commercial loans was changed to be based on internally determined loan grades instead of the beacon credit scores of the related underlying individual guarantor or borrower. Second, it was decided that a more accurate and stable measure of the risk in the portfolio would be achieved by a “through the cycle” probability of default or the likelihood that the borrower would pay as agreed. The probabilities of default are sampled from the prior two years making the previous method of estimating default a severely lagging statistic. This change increased the Allowance by approximately $1.3 million. Management believes these better quantify probable losses within the loan portfolio.

Past due loan information is used by management when assessing the adequacy of the allowance for loan loss. The following tables summarize the past due information of the loan portfolio by class:

December 31, 2014

	Loans 30-89 Days Past Due	Loans 90 Days or More Past due and Non - Accrual	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
		(dollars in thousands)

Commercial	$42	$—	$42	$47,376	$47,418	$—
Real estate – commercial	77	794	871	91,646	92,517	—
Other real estate construction	—	342	342	22,020	22,362	—
Real estate construction	—	—	—	3,888	3,888	—
Real estate – residential	1,673	1,097	2,770	86,597	89,367	—
Home equity	89	13	102	46,258	46,360	—
Consumer loan	123	—	123	8,337	8,460	—
Other loans	—	—	—	481	481	—

Total	$2,004	$2,246	$4,250	$306,603	$310,853	$—

December 31, 2013

	Loans 30-89 Days Past Due	Loans 90 Days or More Past due and Non - Accrual	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
		(dollars in thousands)

Commercial	$143	$204	$347	$47,089	$47,436	$—
Real estate – commercial	165	1,064	1,229	94,693	95,922	—
Other real estate construction	145	1,637	1,782	15,801	17,583	—
Real estate construction	—	—	—	3,418	3,418	—
Real estate – residential	1,426	1,564	2,990	84,533	87,523	—
Home equity	207	248	455	44,776	45,231	—
Consumer loan	55	—	55	9,568	9,623	—
Other loans	—	—	—	612	612	—

Total	$2,141	$4,717	$6,858	$300,490	$307,348	$—

Once a loan becomes 90 days past due, the loan is automatically transferred to a nonaccrual status. The exception to this policy is credit card loans that remain in accrual status 90 days or more until they are paid current or charged off.

The composition of nonaccrual loans by class as of December 31, 2014 and 2013 is as follows:

	2014	2013
	(dollars in thousands)

Commercial	$—	$204
Real estate – commercial	794	1,064
Other real estate construction	342	1,637
Real estate 1-4 family construction	—	—
Real estate – residential	1,097	1,564
Home equity	13	248
Consumer loans	—	—
Other loans	—	—

	$2,246	$4,717

Management uses a risk-grading program to facilitate the evaluation of probable inherent loan losses and to measure the adequacy of the allowance for loan losses. In this program, risk grades are initially assigned by the loan officers and reviewed and monitored by the lenders and credit administration on an ongoing basis. The program has eight risk grades summarized in five categories as follows:

Pass: Loans that are pass grade credits include loans that are fundamentally sound and risk factors are reasonable and acceptable. They generally conform to policy with only minor exceptions and any major exceptions are clearly mitigated by other economic factors.

Watch: Loans that are watch credits include loans on management’s watch list where a risk concern may be anticipated in the near future.

Substandard: Loans that are considered substandard are loans that are inadequately protected by current sound net worth, paying capacity of the obligor or the value of the collateral pledged. All nonaccrual loans are graded as substandard.

Doubtful: Loans that are considered to be doubtful have all weaknesses inherent in loans classified substandard, plus the added characteristic that the weaknesses make the collection or liquidation in full on the basis of current existing facts, conditions and values highly questionable and improbable.

Loss: Loans that are considered to be a loss are considered to be uncollectible and of such little value that their continuance as bankable assets is not warranted.

The tables below summarize risk grades of the loan portfolio by class as of December 31, 2014 and 2013:

December 31, 2014
			Sub-
	Pass	Watch	standard	Doubtful	Total
		(dollars in thousands)

Commercial	$46,734	$614	$70	$—	$47,418
Real estate – commercial	82,846	5,513	4,158	—	92,517
Other real estate construction	19,724	1,925	713	—	22,362
Real estate 1-4 family construction	3,888	—	—	—	3,888
Real estate – residential	75,859	10,090	3,418	—	89,367
Home equity	44,799	1,458	103	—	46,360
Consumer loans	8,175	277	8	—	8,460
Other loans	481	—	—	—	481

Total	$282,506	$19,877	$8,470	$0	$310,853

December 31, 2013

			Sub-
	Pass	Watch	standard	Doubtful	Total
		(dollars in thousands)

Commercial	$46,520	$635	$281	$—	$47,436
Real estate – commercial	80,679	9,396	5,847	—	95,922
Other real estate construction	12,898	2,465	1,385	835	17,583
Real estate 1-4 family construction	3,418	—	—	—	3,418
Real estate – residential	70,407	12,911	4,205	—	87,523
Home equity	43,830	1,005	396	—	45,231
Consumer loans	9,216	361	46	—	9,623
Other loans	612	—	—	—	612

Total	$267,580	$26,773	$12,160	$835	$307,348

Loans that are in nonaccrual status or 90 days past due and still accruing are considered to be nonperforming. During 2014, nonperforming loans decreased from $4.7 million at December 31, 2013 to $2.2 million at December 31, 2014, a decrease of $2.5 million. There were several loans that were foreclosed on during 2014 with the related property being moved into other real estate owned.

The following tables show the breakdown between performing and nonperforming loans by class as of December 31, 2014 and 2013:

December 31, 2014
		Non-
	Performing	Performing	Total
	(dollars in thousands)

Commercial	$47,418	$—	$47,418
Real estate – commercial	91,723	794	92,517
Other real estate construction	22,020	342	22,362
Real estate 1-4 family construction	3,888	—	3,888
Real estate – residential	88,270	1,097	89,367
Home equity	46,347	13	46,360
Consumer loans	8,460	—	8,460
Other loans	481	—	481

Total	$308,607	$2,246	$310,853

December 31, 2013

		Non-
	Performing	Performing	Total
	(dollars in thousands)

Commercial	$47,232	$204	$47,436
Real estate – commercial	94,858	1,064	95,922
Other real estate construction	15,946	1,637	17,583
Real estate 1-4 family construction	3,418	—	3,418
Real estate – residential	85,959	1,564	87,523
Home equity	44,983	248	45,231
Consumer loans	9,623	—	9,623
Other loans	612	—	612

Total	$302,631	$4,717	$307,348

Loans are considered impaired when, based on current information and events it is probable the Company will be unable to collect all amounts due in accordance with the original contractual terms of the loan agreement. If a loan is deemed impaired, a valuation analysis is performed and a specific reserve is allocated if necessary. The tables below summarize the loans deemed impaired and the amount of specific reserves allocated by class as of December 31, 2014 and 2013 (unpaid principal balance was grossed up for chargeoffs):

					Year ended
	As of December 31, 2014				December 31, 2014
		Recorded	Recorded
	Unpaid	Investment	Investment		Average
	Principal	With No	With	Related	Recorded	Interest
	Balance	Allowance	Allowance	Allowance	Investment	Income
		(dollars in thousands)

Commercial	$98	$68	$30	$30	$117	$7
Real estate – commercial	1,820	1,242	389	145	2,641	73
Other real estate construction	934	342	54	4	1,108	6
Real estate 1 -4 family construction	20	—	20	1	109	1
Real estate – residential	5,298	1,865	3,433	257	5,865	268
Home equity	49	30	19	19	73	2
Consumer loans	69	29	40	—	83	4
Other loans	—	—	—	—	—	—

Total	$8,288	$3,576	$3,985	$456	$9,996	$361

					Year ended
	As of December 31, 2013				December 31, 2013
		Recorded	Recorded
	Unpaid	Investment	Investment		Average
	Principal	With No	With	Related	Recorded	Interest
	Balance	Allowance	Allowance	Allowance	Investment	Income
		(dollars in thousands)

Commercial	$377	$291	$86	$67	$845	$21
Real estate – commercial	6,808	3,962	2,375	507	7,089	328
Other real estate construction	2,034	247	1,739	945	2,078	17
Real estate 1 -4 family construction	374	25	349	16	380	23
Real estate – residential	8,197	4,619	3,329	530	8,507	300
Home equity	415	58	357	279	819	8
Consumer loans	116	61	55	43	156	14
Other loans	—	—	—	—	—	—

Total	$18,321	$9,263	$8,290	$2,387	$19,874	$711

					Year ended
	As of December 31, 2012				December 31, 2012
		Recorded	Recorded
	Unpaid	Investment	Investment		Average
	Principal	With No	With	Related	Recorded	Interest
	Balance	Allowance	Allowance	Allowance	Investment	Income
		(dollars in thousands)

Commercial	$1,977	$388	$1,470	$616	$1,440	$66
Real estate – commercial	11,299	6,341	2,895	411	11,607	473
Other real estate construction	3,935	2,437	1,448	401	4,055	202
Real estate 1 -4 family construction	840	713	127	127	1,053	43
Real estate – residential	8,985	3,994	4,991	1,215	11,442	427
Home equity	1,068	521	547	159	1,200	32
Consumer loans	235	39	196	105	308	14
Other loans	—	—	—	—	—	—

Total	$28,339	$14,433	$11,674	$3,034	$31,105	$1,257